Income Taxes (Details) - Schedule of reconciliation between the income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation between the income tax expense [Abstract]
Loss before income tax	$ (206,483)	$ (33,624)	$ (59,474)
Tax credit at the U.S. federal corporate income tax rate of 21%	(43,361)	(7,061)	(12,490)
Tax effect of permanent differences – Share-based compensation	17,408
Tax effect of permanent differences – Others	(1,411)	(2,152)	(2,961)
Tax effect of income tax rate difference in other jurisdictions	6,287	2,511	4,076
Changes in valuation allowance	21,077	6,702	11,669
Others		1	(105)
Income tax expense		$ 1	$ 189